Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of Stock Option Activity

A summary of the status of the Company’s stock option plans at March 31, 2014 and changes during the three months then ended is presented in the table and narrative below:

	Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (In Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2013	1,681,325	$7.63
Granted	250,000	1.47
Exercised	—	—
Cancelled	(157,055)	6.52

Outstanding at March 31, 2014	1,774,270	$6.86	6.87	—

Vested or expected to vest at March 31, 2014	1,510,376	$7.29	6.53	—

Exercisable at March 31, 2014	959,468	$9.01	5.16	—

A summary of the status of the Company’s stock option plans at December 31, 2013 and changes during the year then ended are presented in the table and narrative below:

	Options	Weighted- Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 31, 2012	1,314,196	$9.37
Granted	604,901	4.53
Exercised	(2,916)	2.46
Cancelled	(234,856)	9.44

Outstanding at December 31, 2013	1,681,325	$7.63	7.19	$—

Vested or expected to vest at December 31, 2013	1,376,512	$8.29	6.80	$—

Exercisable at December 31, 2013	854,469	$9.50	5.82	$—

Assumptions Used in the Black-Scholes Pricing Model

During the three months ended March 31, 2014 and 2013, respectively, the weighted-average assumptions used in the Black-Scholes pricing model for new grants were as follows:

	Three Months Ended March 31,
	2014	2013
Volatility factor	122.60%	106.46%
Risk-free interest rate	2.02%	1.01%
Dividend yield	—	—
Expected term (in years)	6.0	6.0

During the years ended December 31, 2013, 2012 and 2011, respectively, the weighted-average assumptions used in the Black-Scholes model were as follows:

	Year Ended December 31,
	2013	2012	2011
Volatility factor	106.47%	102.40%	102.93%
Risk-free interest rate	1.03%	1.30%	2.21%
Dividend yield	—%	—%	—%
Expected term (in years)	6.0	6.0	5.6

Non-vested Restricted Stock Units (RSUs)

A summary of the status of non-vested restricted stock units (RSUs) as of March 31, 2014 and changes during the three months then ended is as follows:

	Restricted Stock Units	Weighted- Average Grant Date Fair Value	Weighted Average Remaining Contractual Term (in Years)	Aggregate Intrinsic Value
Nonvested at December 31, 2013	72,916	$5.05
Granted	500,000	1.47
Vested	(45,139)	5.34
Cancelled	—	—

Nonvested at March 31, 2014	527,777	$1.63	2.81	$644

A summary of the status of non-vested RSUs as of December 31, 2013 is as follows:

	Restricted Stock Units	Weighted- Average Grant Date Fair Value	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Non-vested at December 31, 2012	62,500	$5.70
Granted	41,666	4.56
Vested	(31,250)	5.70
Cancelled	—	—

Non-Vested at December 31, 2013	72,916	$5.05	1.17	$81